Operating Segments (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
Summary of Reconciliation of Information on Reportable Segments with Amounts Reported In Financial Statements

Reconciliations of information on reportable segments with the amounts reported in the financial statements for the six months ended June 30, 2024

	June 30, 2024
					Consolidated
					adjustments and
(In thousand Euros)	EMEA	NORAM	APAC	Total segments	eliminations	Consolidated
Sales of Goods	75,400	12,566	750	88,716	(4,770)	83,946
Sales of Services	4,033	3,890	216	8,139	(192)	7,947
Changes in inventories and raw	(48,397)	(11,635)	(528)	(60,560)	4,811	(55,749)
Employee benefits	(30,233)	(6,584)	(174)	(36,991)	—	(36,991)
Other operating expenses	(22,937)	(4,928)	(297)	(28,162)	200	(27,962)
Amortization and depreciation	(16,972)	(1,445)	(1)	(18,418)	—	(18,418)
Impairment of goodwill	(2,349)	—	—	(2,349)	—	(2,349)
Other income	654	(127)	—	527	—	527
Operating Loss	(40,801)	(8,263)	(34)	(49,098)	49	(49,049)
Total Assets	359,396	162,451	998	522,845	(93,536)	429,309
Total Liabilities	373,956	49,811	1,476	425,243	(93,533)	331,710

Reconciliations of information on reportable segments with the amounts reported in the financial statements for the six months ended June 30, 2023

	June 30, 2023
					Consolidated
					adjustments and
(In thousand Euros)	EMEA	NORAM	APAC	Total segments	eliminations	Consolidated
Sales of Goods	55,763	7,577	348	63,688	(3,414)	60,274
Sales of Services	2,536	4,949	22	7,507	239	7,746
Changes in inventories and raw	(40,009)	(8,173)	(321)	(48,503)	3,175	(45,328)
Employee benefits	(33,443)	(11,265)	(361)	(45,069)	—	(45,069)
Other operating expenses	(28,476)	(5,987)	(140)	(34,603)	—	(34,603)
Amortization and depreciation	(10,888)	(1,491)	(1)	(12,380)	—	(12,380)
Other income	1,657	97	1	1,755	—	1,755
Operating Loss	(52,860)	(14,293)	(452)	(67,605)	—	(67,605)
Total Assets	364,603	171,624	373	536,600	(97,039)	439,561
Total Liabilities	239,591	62,583	539	302,713	(22,939)	279,774

Summary of External Revenue by Location of Customers

External revenue by location

The countries where the Group has sold more than 10% of the annual revenue are as follows:

	Year ended June 30,
(In thousand Euros)	2024		2023
	Revenue	%	Revenue	%
Country
Spain	11,484	12%	14,892	22%
United States	13,399	15%	11,840	17%
Italy	4,935	5%	7,016	10%
Germany	22,715	25%	1,896	3%
Other countries	39,360	43%	32,376	48%
Total	91,893	100%	68,020	100%